Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Sep. 30, 2021 JPY (¥)		Mar. 31, 2021 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 2,051,245		¥ 2,003,917
Equity securities	[1]	533,599		540,082
Derivative assets		22,007		20,752
Other assets		5,564		6,297
Policy liabilities and Policy Account Balances		226,221		266,422
Options held/written and other		46,584		69,090
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		805,653		742,251
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		133,736		129,775
Options held | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Options held/written and other		32		33
Variable Annuity and Variable Life Insurance Contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		226,221		266,422
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		289,172		276,276
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		137,236		133,457
Equity securities		92,008	[2]	91,410
Derivative assets	[3]	0		0
Total		250,445		244,987
Total financial liabilities		226,253		266,455
Options held/written and other	[3]	0		0
Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		809		1,021
Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		25,596		25,891
Level 3 | Other asset-backed securities and debt securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 108,040		¥ 103,784
Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.9		1.9
Level 3 | Investment funds | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				¥ 13,276
Level 3 | Investment funds | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				78,134
Level 3 | Options held | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets				13,762
Level 3 | Options held | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		¥ 60		61
Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		15,577
Level 3 | Reinsurance Recoverable | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		5,564		6,297
Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 2,791		¥ 2,761
Level 3 | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0		0
Level 3 | Investment funds, and others | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 18,376
Level 3 | Investment funds, and others | Fair Value Inputs Level 3 Internal Cash Flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 73,632
Minimum | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.3		0.3
Minimum | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.1		1.0
Minimum | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.0		13.1
Minimum | Level 3 | Investment funds | Teminal EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		8.0		7.3
Minimum | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		6.2		7.6
Minimum | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.4		6.8
Minimum | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				7.7
Minimum | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		12.0		12.0
Minimum | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		(0.1)		0.0
Minimum | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.0
Minimum | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1.5		1.5
Minimum | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.0		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		(0.1)		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.0
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1.5		1.5
Minimum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.0		0.0
Minimum | Level 3 | Investment funds, and others | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.6
Maximum | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.7		1.8
Maximum | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		51.2		51.2
Maximum | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		18.6		18.7
Maximum | Level 3 | Investment funds | Teminal EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.5		10.5
Maximum | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.6		11.6
Maximum | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.1		9.5
Maximum | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				10.9
Maximum | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		33.0		33.0
Maximum | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.4		0.4
Maximum | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Maximum | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		14.0		14.0
Maximum | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.4		0.4
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		100.0		100.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		30.0		30.0
Maximum | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		100.0		100.0
Maximum | Level 3 | Investment funds, and others | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		11.8
Weighted Average | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.5		0.7
Weighted Average | Level 3 | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		10.6		11.1
Weighted Average | Level 3 | Other asset-backed securities and debt securities | Measurement Input, Default Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		1.9		1.9
Weighted Average | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		16.0		16.8
Weighted Average | Level 3 | Investment funds | Teminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		8.6		8.6
Weighted Average | Level 3 | Investment funds | Measurement Input EV Terminal EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.1		9.0
Weighted Average | Level 3 | Investment funds | Measurement Input EV Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.9		7.8
Weighted Average | Level 3 | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.4		9.1
Weighted Average | Level 3 | Options held | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		14.4		14.3
Weighted Average | Level 3 | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.1		0.1
Weighted Average | Level 3 | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1.9		1.6
Weighted Average | Level 3 | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		5.9		6.7
Weighted Average | Level 3 | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		100.0		100.0
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.1		0.1
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1.7		1.6
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		6.5		6.9
Weighted Average | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		72.2		76.7

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥211,643 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥79,089 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥4,940 million and ¥8,552 million as of March 31, 2021 and September 30, 2021, respectively.
[2]	The amount of ¥15,732 million of investment funds measured at net asset value per share is not included.
[3]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”